COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Mar. 22, 2014	Dec. 31, 2021
Mimo technologies private ltd [Member]
Operating Loss Carryforwards [Line Items]
Proceeds from Related Party Debt		$ 40,000
Ministry of Finance, India [Member]
Operating Loss Carryforwards [Line Items]
Tax and penalty amount payable		0
Gratuity outstanding		9,462
Liabilities Subject to Compromise, Income Tax Contingencies		$ 246,398
Ministry of Finance, India [Member] | Mira green tech private ltd [Member]
Operating Loss Carryforwards [Line Items]
Guarantee provided prior to acquisition	$ 165,813